Cash and Cash Equivalents (Schedule of Cash and Cash Equivalents) (Details) - EUR (€) € in Thousands		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	[2]	Dec. 31, 2014	[2]
Cash and cash equivalents [abstract]
Cash		€ 11,729	€ 11,243
On Call deposits	[1]	12,333	11,243
Total cash and cash equivalents		€ 23,962	€ 22,486	[2]	€ 17,194		€ 12,972

[1]	The annual interest rate for deposits as of December 31, 2017 is 1.5% (0.75%-1.25% as of December 31, 2016).
[2]	Please refer to note 2C for functional and presentation currency.